Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Revenue per category
	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Containers Business for the Three Month Period Ended June 30, 2019	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2018	Logistics Business for the Three Month Period Ended June 30, 2018
COA/Voyage revenue	—	15,366	—	5,998	10,623
Time chartering revenue	52,856	20,661	33,678	66,427	17,988
Profit sharing results	—	—	—	(338)	—
Port terminal revenue	—	19,683	—	—	20,201
Storage fees (dry port) revenue	—	437	—	—	74
Dockage revenue	—	1,083	—	—	923
Sale of products revenue	—	2,097	—	—	9,265
Liquid port terminal revenue	—	932	—	—	860

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Containers Business for the Six Month Period Ended June 30, 2019	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2018	Logistics Business for the Six Month Period Ended June 30, 2018
COA/Voyage revenue	—	27,794	—	14,617	19,552
Time chartering revenue	105,521	38,615	65,510	122,161	36,534
Profit sharing revenue	—	—	—	(205)	—
Port terminal revenue	—	36,657	—	—	34,591
Storage fees (dry port) revenue	—	896	—	—	341
Dockage revenue	—	1,603	—	—	1,530
Sale of products revenue	—	8,156	—	—	17,690
Liquid port terminal revenue	—	2,159	—	—	1,858